Schedule of Quantitative Information Regarding Market Assumptions Used in the Valuation of the Public Warrants (Details) - COLUMBUS CIRCLE CAPITAL CORP I [Member]	May 19, 2025
Measurement Input, Price Volatility [Member]
Fair value measurement input	10.0
Measurement Input, Risk Free Interest Rate [Member]
Fair value measurement input	4.1
Measurement Input, Expected Dividend Rate [Member]
Fair value measurement input	0.0
Measurement Input, Appraised Value [Member]
Fair value measurement input	9.99
Measurement Input, Exercise Price [Member]
Fair value measurement input	11.50
Measurement Input, Expected Term [Member]
Term	5 years 6 months
Measurement Input Probability of Business Combination [Member]
Fair value measurement input	20.0